ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2216 anngharaad.reid@us.ing.com
December 1, 2005	BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
Re:

ReliaStar Life Insurance Company
ReliaStar Select Variable Account
Post-Effective Amendment No. 18 to Registration Statement on Form N-4
Prospectus Title: SelectHAnnuity III
File Nos.: 33-69892 and 811-03341
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of ReliaStar Life Insurance Company and its ReliaStar Select Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on November 28, 2005.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation